Fair Value Measurements: (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 529,265	$ 180,986
Marketable securities fair value total	529,265	180,986
Convertible notes and interest notes fair value level two	82,382,686	50,268,471
Convertible notes and interest notes fair value total	$ 82,382,686	$ 50,268,471